Derivative financial instrument (Details Narrative) - USD ($)	4 Months Ended	12 Months Ended
	May 07, 2020	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Gain on derivative financial instrument		$ 10,100,000
Loss on derivative financial instruments			$ 3,100,000
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Notional Amount		567,000,000	615,000,000
Fair value of derivative asset		8,824,000
Fair value of derivative liability			2,666,000
Loss on derivative financial instruments		$ 1,400,000	$ 500,000
$675 Million Senior Secured Term Loan Facility ($675 Million Credit Facility) [Member] | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Inception Date	Jun. 29, 2020
Derivative, Underlying	fixed 3-month LIBOR rate
Derivative, Fixed Interest Rate	0.41%
Derivative, maturity date	September 2024